Taxes On Income (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Schedule Of Income Before Taxes On Income

	Year ended December 31,
	2017	2016	2015
Income before taxes on income:
Domestic	$245,680	$234,643	$189,228
Foreign	39,166	44,558	59,326
	$284,846	$279,201	$248,554

Schedule Of Taxes On Income

	Year ended December 31,
	2017	2016	2015
Current taxes:
Domestic	$24,070	$44,095	$34,693
Foreign	12,070	14,454	10,246
	36,140	58,549	44,939
Adjustment for previous years:
Domestic	(2,481)	(18,630)	(903)
Foreign	(1,849)	8	(455)
	(4,330)	(18,622)	(1,358)
Deferred income taxes:
Domestic	12,700	4,605	1,842
Foreign (*)	11,075	1,085	812
	23,775	5,690	2,654
Total taxes on income	$55,585	$45,617	$46,235

Total:
Domestic	$34,289	$30,070	$35,632
Foreign	21,296	15,547	10,603
Total taxes on income	$55,585	$45,617	$46,235

Schedule Of Uncertain Tax Positions	A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2017	2016
Balance at the beginning of the year	$46,847	$49,813
Additions related to interest and currency translation	5,455	613
Additions based on tax positions taken during a prior period	2,708	14,353
Reductions related to tax positions taken during a prior period	(4,278)	(19,797)
Reductions related to settlement of tax matters	(5,589)	(12,222)
Additions based on tax positions taken during the current period	10,489	14,597
Reductions related to a lapse of applicable statute of limitation	(545)	(510)
Balance at the end of the year	$55,087	$46,847

Schedule Of Deferred Income Taxes	Significant components of net deferred tax assets and liabilities are based on separate tax jurisdictions as follows:

	December 31,
	2017	2016
Deferred tax assets:
Reserves and allowances	$25,127	$38,441
Inventory allowances	—	3,730
Property, plant and equipment	(2,324)	(2,621)
Other assets	22,194	32,553
Net operating loss carry-forwards	13,687	14,141
	58,684	86,244

Valuation allowance	(7,326)	(6,605)
Net deferred tax assets	51,358	79,639

Deferred tax liabilities:
Intangible assets	(2,591)	(6,538)
Property, plant and equipment	(10,661)	(11,775)
Reserves and allowances	(4,774)	(4,700)
	(18,026)	(23,013)
Net deferred tax assets	$33,332	$56,626

Schedule Of Effective Income Tax Rate Reconciliation	Reconciliation of the actual tax expense as reported in the statements of operations to the amount computed by applying the Israeli statutory tax rate is as follows:

	Year ended December 31,
	2017	2016	2015
Income before taxes as reported in the consolidated statements of income	$284,846	$279,201	$248,554
Statutory tax rate	24.0%	25.0%	26.5%
Theoretical tax expense	$68,363	$69,800	$65,867
Tax benefit arising from reduced rate as an “Approved, Privileged and Preferred Enterprise” and other tax benefits (*)	(15,749)	(16,072)	(20,818)
Tax adjustment in respect of different tax rates for foreign subsidiaries	2,946	3,597	2,433
Changes in carry-forward losses and valuation allowances	4,135	5,290	3,851
Taxes resulting from non-deductible expenses	1,634	3,144	776
Difference in basis of measurement for financial reporting and tax return purposes	(3,257)	135	(849)
Taxes in respect of prior years (See D above)	(4,330)	(18,622)	(1,358)
Other differences, net	1,843	(1,655)	(3,667)
Actual tax expenses	$55,585	$45,617	$46,235
Effective tax rate	19.51%	16.34%	18.60%

(*) Net earnings per share – amounts of the benefit resulting from the Approved, Privileged and Preferred Enterprises:
Basic	$0.37	$0.38	$0.49
Diluted	$0.37	$0.38	$0.49